Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

As of December 31, 2024 and 2025, accounts receivable, net consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	15,832,671	7,073,675	1,011,262
Allowance for credit losses	(89,688)	-	-
Total accounts receivable, net	15,742,983	7,073,675	1,011,262

Schedule of Allowance for Credit Losses
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Allowance for credit losses	(89,688)	(89,688)	(12,821)
Add: written off	-	89,688	12,821
Total accounts receivable, net	(89,688)	-	-